UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-22867

Cohen & Steers Future of Energy Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2026 Class A - MLOAX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$72	1.25%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.68% total return in the six months ended May 31, 2026, compared with the Linked Index,1 which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,1 led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	Linked Index[1]
MSCI World Index - net
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	51.08%	18.48%	9.63%
Without sales charge	58.20%	19.57%	10.14%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	Reflects a 4.50% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2026 Class C - MLOCX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$109	1.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.35% total return in the six months ended May 31, 2026, compared with the Linked Index,1 which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,1 led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	Linked Index[1]
MSCI World Index - net
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
With sales charge	56.25%[2]	18.78%	9.42%
Without sales charge	57.25%	18.78%	9.42%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2026 Class I - MLOIX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$52	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 30.05% total return in the six months ended May 31, 2026, compared with the Linked Index,1 which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,1 led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals
Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	Linked Index[1]
MSCI World Index - net
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
Class I2	58.90%	20.01%	10.54%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	This class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2026 Class R - MLORX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$80	1.40%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.70% total return in the six months ended May 31, 2026, compared with the Linked Index,1 which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,1 led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	Linked Index[1]
MSCI World Index - net
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
Class R2	58.03%	19.39%	9.96%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	This class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2026 Class Z - MLOZX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$52	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 30.02% total return in the six months ended May 31, 2026, compared with the Linked Index,1 which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,1 led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	Linked Index[1]
MSCI World Index - net
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
Class Z2	58.83%	20.02%	10.55%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	This class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Future of Energy Fund, Inc.

We would like to share with you our report for the six months ended May 31, 2026. The total returns for the Cohen & Steers Future of Energy Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended May 31, 2026
Cohen & Steers Future of Energy Fund, Inc.:
Class A	29.68%
Class C	29.35%
Class I	30.05	%(a)
Class R	29.70%
Class Z	30.02	%(a)
MSCI World Index—net(b)	11.38%
S&P Energy Select Sector Index(b)	26.39%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that all distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are return of capital distributed from the Fund’s assets. Return of capital distributions decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio.

(a)

The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America (GAAP).

(b)

The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the Global Industry Classification Standard (GICS) energy sector classification.

Cohen & Steers Future of Energy Fund, Inc.

SCHEDULE OF INVESTMENTS

May 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK	99.7%
BASE METALS	3.3%
Cameco Corp. (Canada)		40,890	$4,608,303
Centrus Energy Corp., Class A(a)		9,813	1,790,578

			6,398,881

ELECTRICAL POWER EQUIPMENT	2.2%
Net Power, Inc.(a)		160,804	323,216
Siemens Energy AG (Germany)		20,173	3,841,002

			4,164,218

EXPLORATION & PRODUCTION	10.6%
Antero Resources Corp.(a)		68,228	2,439,151
ConocoPhillips		93,524	10,659,866
Devon Energy Corp.		120,999	5,383,245
Tamboran Resources Corp. (Australia)(a)		63,700	2,140,957

			20,623,219

FLOW CONTROL EQUIPMENT	1.9%
Flowserve Corp.		49,973	3,773,461

INFRASTRUCTURE CONSTRUCTION	4.3%
MasTec, Inc.(a)		10,535	3,986,128
Quanta Services, Inc.		6,076	4,324,471

			8,310,599

INTEGRATED ELECTRIC UTILITIES	1.9%
Black Hills Corp.		50,044	3,644,204

INTEGRATED OILS	20.9%
Cenovus Energy, Inc. (Canada)		192,155	5,304,769
Eni SpA (Italy)		193,609	5,087,848
Exxon Mobil Corp.		84,115	12,218,545
Suncor Energy, Inc. (Canada)		184,005	11,500,896
TotalEnergies SE (France)		73,630	6,456,610

			40,568,668

MEASUREMENT INSTRUMENTS	4.4%
Itron, Inc.(a)		30,879	2,546,900
Nextpower, Inc., Class A(a)		38,501	6,021,556

			8,568,456

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2026 (Unaudited)

		Shares	Value
MIDSTREAM—OIL & GAS	16.4%
Energy Transfer LP		306,630	$5,878,097
Koninklijke Vopak NV (Netherlands)		57,869	3,088,726
Targa Resources Corp.		22,743	5,801,057
TC Energy Corp. (Canada)		106,916	7,123,856
Transportadora de Gas del Sur SA, Class B, ADR (Argentina)(a)		74,402	2,312,414
Venture Global, Inc., Class A		131,795	1,586,812
Williams Cos., Inc.		83,087	5,931,581

			31,722,543

OILFIELD SERVICES & EQUIPMENT	5.6%
SLB Ltd.		197,399	10,768,116

POWER GENERATION	12.0%
Fervo Energy Co., Class A(a)		111,134	4,074,173
Iberdrola SA (Spain)		147,210	3,348,261
Orsted AS (Denmark)(a)(b)		269,175	6,895,568
RWE AG (Germany)		58,932	3,750,360
Vistra Corp.		18,321	2,935,574
X-Energy, Inc., Class A(a)		85,224	2,293,378

			23,297,314

REFINING & MARKETING	8.4%
Phillips 66		26,755	4,705,669
Valero Energy Corp.		47,189	11,552,811

			16,258,480

RENEWABLE ENERGY EQUIPMENT	6.3%
First Solar, Inc.(a)		32,275	9,901,647
Shoals Technologies Group, Inc., Class A(a)		190,357	2,369,945

			12,271,592

RENEWABLE ENERGY PROJECT DEVELOPMENT	1.5%
Solv Energy, Inc., Class A(a)		80,880	2,873,666

TOTAL COMMON STOCK
(Identified cost—$150,591,486)			193,243,417

WARRANTS—ELECTRICAL POWER EQUIPMENT	0.0%
Net Power, Inc., exercise price $11.50, expires 6/8/28(a)		10,772	3,961

TOTAL WARRANTS
(Identified cost—$36,626)			3,961

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2026 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.57%(c)		2,578,826	$2,578,826
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.56%(c)		1,022,000	1,022,000

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$3,600,826)			3,600,826

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$154,228,938)	101.5%		196,848,204
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)		(2,984,469)

NET ASSETS	100.0%		$193,863,735

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	914,450	USD	664,825	6/24/26	$884
Brown Brothers Harriman	CAD	815,888	USD	594,466	6/24/26	2,087
Brown Brothers Harriman	CAD	40,485,765	USD	29,485,580	6/24/26	90,706
Brown Brothers Harriman	DKK	45,084,549	USD	7,035,348	6/24/26	(8,947)
Brown Brothers Harriman	EUR	23,496,819	USD	27,392,591	6/24/26	(40,582)
Brown Brothers Harriman	USD	687,229	CAD	945,988	6/24/26	(390)
Brown Brothers Harriman	USD	863,175	CAD	1,190,248	6/24/26	1,010
Brown Brothers Harriman	USD	4,497,098	CAD	6,220,269	6/24/26	19,157
Brown Brothers Harriman	USD	1,427,108	EUR	1,225,600	6/24/26	3,813

						$67,738

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Currency
USD	United States Dollar

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2026 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$193,243,417	$—	$—	$193,243,417
Warrants	3,961	—	—	3,961
Short-Term Investments	—	3,600,826	—	3,600,826

Total Investments in Securities	$193,247,378	$3,600,826	$—	$196,848,204

Forward Foreign Currency Exchange Contracts	$—	$117,657	$—	$117,657

Total Derivative Assets	$—	$117,657	$—	$117,657

Forward Foreign Currency Exchange Contracts	$—	$(49,919)	$—	$(49,919)

Total Derivative Liabilities	$—	$(49,919)	$—	$(49,919)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,895,568 which represents 3.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven–day yield.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$154,228,938)	$196,848,204
Cash	83,944
Foreign currency, at value (Identified cost—$43,083)	43,030
Receivable for:
Dividends and distributions	352,628
Fund shares sold	260,226
Unrealized appreciation on forward foreign currency exchange contracts	117,657
Other assets	11,213

Total Assets	197,716,902

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	49,919
Payable for:
Investment securities purchased	2,911,680
Fund shares redeemed	593,157
Investment advisory fees	101,722
Shareholder servicing fees	36,222
Administration fees	8,248
Distribution fees	7,847
Directors’ fees	550
Other liabilities	143,822

Total Liabilities	3,853,167

NET ASSETS	$193,863,735

NET ASSETS consist of:
Paid-in capital	$188,988,930
Total distributable earnings/(accumulated loss)	4,874,805

$193,863,735

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

May 31, 2026 (Unaudited)

CLASS A SHARES:
NET ASSETS	$23,003,861
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,801,505

Net asset value and redemption price per share	$12.77

Maximum offering price per share ($12.77 ÷ 0.955)(a)	$13.37

CLASS C SHARES:
NET ASSETS	$4,413,421
Shares issued and outstanding ($0.001 par value common stock outstanding)	346,768

Net asset value and offering price per share(b)	$12.73

CLASS I SHARES:
NET ASSETS	$165,959,257
Shares issued and outstanding ($0.001 par value common stock outstanding)	12,971,934

Net asset value, offering and redemption price per share	$12.79

CLASS R SHARES:
NET ASSETS	$392,639
Shares issued and outstanding ($0.001 par value common stock outstanding)	30,633

Net asset value, offering and redemption price per share	$12.82

CLASS Z SHARES:
NET ASSETS	$94,557
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,385

Net asset value, offering and redemption price per share	$12.80

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2026 (Unaudited)

Investment Income:
Dividends and distributions (net of $111,962 of foreign withholding tax)	$1,421,798

Expenses:
Investment advisory fees	593,272
Distribution fees—Class A	24,630
Distribution fees—Class C	16,406
Distribution fees—Class R	857
Shareholder servicing fees—Class A	9,852
Shareholder servicing fees—Class C	5,469
Shareholder servicing fees—Class I	47,049
Administration fees	57,624
Professional fees	52,664
Registration and filing fees	52,016
Shareholder reporting expenses	16,871
Transfer agent fees and expenses	12,841
Custodian fees and expenses	7,233
Directors’ fees and expenses	3,111
Miscellaneous	26,576

Total Expenses	926,471
Reduction of Expenses (See Note 2)	(201,825)

Net Expenses	724,646

Net Investment Income (Loss)	697,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	18,564,762
Written option contracts	44,311
Forward foreign currency exchange contracts	(176,030)
Foreign currency transactions	(1,075)

Net realized gain (loss)	18,431,968

Net change in unrealized appreciation (depreciation) on:
Investments in securities	17,512,723
Forward foreign currency exchange contracts	333,786
Foreign currency translations	234

Net change in unrealized appreciation (depreciation)	17,846,743

Net Realized and Unrealized Gain (Loss)	36,278,711

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,975,863

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended May 31, 2026	For the Year Ended November 30, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$697,152	$1,740,004
Net realized gain (loss)	18,431,968	3,233,729
Net change in unrealized appreciation (depreciation)	17,846,743	8,636,961

Net increase (decrease) in net assets resulting from operations	36,975,863	13,610,694

Distributions to Shareholders:
Class A	(207,716)	(222,505)
Class C	(32,338)	(23,675)
Class I	(1,381,853)	(1,290,945)
Class R	(3,439)	(2,195)
Class Z	(1,341)	(432)
Tax Return of Capital to Shareholders:
Class A	—	(786,622)
Class C	—	(209,509)
Class I	—	(3,823,433)
Class R	—	(10,014)
Class Z	—	(1,526)

Total distributions	(1,626,687)	(6,370,856)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	34,736,148	(7,751,462)

Total increase (decrease) in net assets	70,085,324	(511,624)
Net Assets:
Beginning of period	123,778,411	124,290,035

End of period	$193,863,735	$123,778,411

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended May 31, 2026		For the Year Ended November 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.95		$9.33	$8.33	$8.34	$6.58	$4.91

Income (loss) from investment operations:

Net investment income (loss)(a)	0.04		0.10	0.14	0.12	0.09	0.06
Net realized and unrealized gain (loss)	2.90		0.97	1.47	0.16	1.93	1.85

Total from investment operations	2.94		1.07	1.61	0.28	2.02	1.91

Less dividends and distributions to shareholders from:

Net investment income	(0.12)		(0.09)	(0.61)	(0.29)	(0.13)	(0.08)
Tax return of capital	—		(0.36)	—	—	(0.13)	(0.16)

Total dividends and distributions to shareholders	(0.12)		(0.45)	(0.61)	(0.29)	(0.26)	(0.24)

Net increase (decrease) in net asset value	2.82		0.62	1.00	(0.01)	1.76	1.67

Net asset value, end of period	$12.77		$9.95	$9.33	$8.33	$8.34	$6.58

Total return(b)(c)	29.68	%(d)	12.18%	20.18%	3.68%	31.26%	39.44%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$23.0		$16.0	$21.7	$14.1	$17.7	$12.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.46	%(e)	1.56%	1.65%	1.51%	1.55%	1.68%

Expenses (net of expense reduction)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income (loss) (before expense reduction)	0.46	%(e)	0.90%	1.17%	1.28%	0.86%	0.51%

Net investment income (loss) (net of expense reduction)	0.67	%(e)	1.21%	1.57%	1.54%	1.16%	0.94%

Portfolio turnover rate	69	%(d)	115%	220%	74%	58%	94%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended May 31, 2026		For the Year Ended November 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.91		$9.30	$8.31	$8.31	$6.56	$4.89

Income (loss) from investment operations:

Net investment income (loss)(a)	(0.00	)(b)	0.05	0.09	0.07	0.04	0.02
Net realized and unrealized gain (loss)	2.90		0.95	1.46	0.17	1.91	1.85

Total from investment operations	2.90		1.00	1.55	0.24	1.95	1.87

Less dividends and distributions to shareholders from:

Net investment income	(0.08)		(0.03)	(0.56)	(0.24)	(0.07)	(0.04)
Tax return of capital	—		(0.36)	—	—	(0.13)	(0.16)

Total dividends and distributions to shareholders	(0.08)		(0.39)	(0.56)	(0.24)	(0.20)	(0.20)

Net increase (decrease) in net asset value	2.82		0.61	0.99	—	1.75	1.67

Net asset value, end of period	$12.73		$9.91	$9.30	$8.31	$8.31	$6.56

Total return(c)(d)	29.35	%(e)	11.39%	19.35%	3.09%	30.26%	38.69%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$4.4		$4.9	$5.6	$4.8	$6.0	$5.8

Ratios to average daily net assets:

Expenses (before expense reduction)	2.11	%(f)	2.21%	2.30%	2.16%	2.20%	2.33%

Expenses (net of expense reduction)	1.90	%(f)	1.90%	1.90%	1.90%	1.90%	1.90%

Net investment income (loss) (before expense reduction)	(0.24	)%(f)	0.23%	0.69%	0.62%	0.20%	(0.12)%

Net investment income (loss) (net of expense reduction)	(0.03	)%(f)	0.54%	1.09%	0.88%	0.50%	0.31%

Portfolio turnover rate	69	%(e)	115%	220%	74%	58%	94%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended May 31, 2026		For the Year Ended November 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.96		$9.34	$8.34	$8.35	$6.59	$4.92

Income (loss) from investment operations:

Net investment income (loss)(a)	0.06		0.13	0.18	0.15	0.12	0.08
Net realized and unrealized gain (loss)	2.91		0.97	1.46	0.16	1.92	1.85

Total from investment operations	2.97		1.10	1.64	0.31	2.04	1.93

Less dividends and distributions to shareholders from:

Net investment income	(0.14)		(0.12)	(0.64)	(0.32)	(0.15)	(0.10)
Tax return of capital	—		(0.36)	—	—	(0.13)	(0.16)

Total dividends and distributions to shareholders	(0.14)		(0.48)	(0.64)	(0.32)	(0.28)	(0.26)

Net increase (decrease) in net asset value	2.83		0.62	1.00	(0.01)	1.76	1.67

Net asset value, end of period	$12.79		$9.96	$9.34	$8.34	$8.35	$6.59

Total return(b)	29.95	%(c)	12.56%	20.60%	4.04%	31.66%	39.81%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$166.0		$102.5	$96.7	$95.0	$119.9	$83.8

Ratios to average daily net assets:

Expenses (before expense reduction)	1.18	%(d)	1.28%	1.37%	1.24%	1.28%	1.40%

Expenses (net of expense reduction)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income (loss) (before expense reduction)	0.74	%(d)	1.15%	1.66%	1.53%	1.14%	0.77%

Net investment income (loss) (net of expense reduction)	1.02	%(d)	1.53%	2.13%	1.87%	1.52%	1.27%

Portfolio turnover rate	69	%(c)	115%	220%	74%	58%	94%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended May 31, 2026		For the Year Ended November 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.98		$9.36	$8.36	$8.36	$6.60	$4.92

Income (loss) from investment operations:

Net investment income (loss)(a)	0.03		0.09	0.14	0.11	0.08	0.05
Net realized and unrealized gain (loss)	2.92		0.97	1.46	0.17	1.92	1.86

Total from investment operations	2.95		1.06	1.60	0.28	2.00	1.91

Less dividends and distributions to shareholders from:

Net investment income	(0.11)		(0.08)	(0.60)	(0.28)	(0.11)	(0.07)
Tax return of capital	—		(0.36)	—	—	(0.13)	(0.16)

Total dividends and distributions to shareholders	(0.11)		(0.44)	(0.60)	(0.28)	(0.24)	(0.23)

Net increase (decrease) in net asset value	2.84		0.62	1.00	—	1.76	1.68

Net asset value, end of period	$12.82		$9.98	$9.36	$8.36	$8.36	$6.60

Total return(b)	29.70	%(c)	11.98%	19.92%	3.62%	30.94%	39.33%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$392.6		$291.0	$258.9	$287.0	$300.5	$204.4

Ratios to average daily net assets:

Expenses (before expense reduction)	1.61	%(d)	1.70%	1.80%	1.65%	1.70%	1.83%

Expenses (net of expense reduction)	1.40	%(d)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income (loss) (before expense reduction)	0.30	%(d)	0.75%	1.23%	1.13%	0.70%	0.36%

Net investment income (loss) (net of expense reduction)	0.51	%(d)	1.05%	1.63%	1.38%	1.00%	0.79%

Portfolio turnover rate	69	%(c)	115%	220%	74%	58%	94%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended May 31, 2026		For the Year Ended November 30,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.97		$9.35	$8.35	$8.36	$6.60	$4.92

Income (loss) from investment operations:

Net investment income (loss)(a)	0.06		0.14	0.19	0.15	0.06	0.07
Net realized and unrealized gain (loss)	2.91		0.96	1.45	0.16	1.98	1.87

Total from investment operations	2.97		1.10	1.64	0.31	2.04	1.94

Less dividends and distributions to shareholders from:

Net investment income	(0.14)		(0.12)	(0.64)	(0.32)	(0.15)	(0.10)
Tax return of capital	—		(0.36)	—	—	(0.13)	(0.16)

Total dividends and distributions to shareholders	(0.14)		(0.48)	(0.64)	(0.32)	(0.28)	(0.26)

Net increase (decrease) in net asset value	2.83		0.62	1.00	(0.01)	1.76	1.68

Net asset value, end of period	$12.80		$9.97	$9.35	$8.35	$8.36	$6.60

Total return(b)	29.92	%(c)	12.54%	20.59%	4.04%	31.62%	40.02%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$94.6		$73.0	$31.4	$45.3	$59.0	$719.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.11	%(d)	1.20%	1.30%	1.16%	1.20%	1.33%

Expenses (net of expense reduction)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income (loss) (before expense reduction)	0.84	%(d)	1.34%	1.75%	1.62%	0.57%	0.73%

Net investment income (loss) (net of expense reduction)	1.05	%(d)	1.64%	2.15%	1.88%	0.87%	1.16%

Portfolio turnover rate	69	%(c)	115%	220%	74%	58%	94%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Future of Energy Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 8, 2013 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund’s investment objective is to provide attractive total return, comprised of current income and price appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF, a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026. In connection with the Conversion, on March 11, 2026, Class R and Z shares of the Fund became available on a limited basis and on June 5, 2026, Class A, Class C, Class R and Class Z shares were consolidated into Class I shares (without a CDSC or other charge). For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the SEC.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on the applicable exchanges on the valuation date, when supported by sufficient trading volume, or otherwise based on prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of May 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from common stock and Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the securities and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by these securities and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At May 31, 2026, the Fund did not have any option contracts outstanding.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of May 31, 2026, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the Fund.

For the six months ended May 31, 2026, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), did not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Board of Directors and the investment advisor and

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

will terminate automatically in the event of termination of the investment advisory agreement between the Fund and investment advisor. For the six months ended May 31, 2026, fees waived and/or expenses reimbursed totaled $201,825.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended May 31, 2026, the Fund incurred $37,080 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended May 31, 2026, the Fund has been advised that the distributor received $1,994, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $9 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

In connection with the Conversion, effective March 11, 2026, initial sales charges on Class A shares and CDSCs were suspended.

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $464 for the six months ended May 31, 2026.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2026, totaled $137,310,055 and $102,299,298, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at May 31, 2026 and the effect of derivatives held during the six months ended May 31, 2026, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$117,657	Unrealized depreciation	$49,919

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	$44,311	$—
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(176,030)	333,786

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the monthly average volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the six months ended May 31, 2026:

	Written Option Contracts(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$531,336	$56,461,416

(a)

Average notional amount represents the average for all months in which the Fund had option contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents four months for written option contracts and six months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of May 31, 2026, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$154,228,938

Gross unrealized appreciation on investments	$47,278,222
Gross unrealized depreciation on investments	(4,591,218)

Net unrealized appreciation (depreciation) on investments	$42,687,004

As of November 30, 2025, the Fund has a net capital loss carryforward of $47,851,548 which may be used to offset future capital gains. The loss is comprised of a short-term capital loss carryforward of $17,912,265 and a long-term capital loss carryforward of $29,939,283, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended May 31, 2026		For the Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Class A:
Sold	497,527	$5,499,697	580,083	$5,081,689
Issued as reinvestment of dividends and distributions	15,397	179,467	61,570	539,451
Redeemed	(317,995)	(3,617,431)	(1,363,745)	(11,657,775)

Net increase (decrease)	194,929	$2,061,733	(722,092)	$(6,036,635)

Class C:
Sold	40,791	$480,515	47,327	$416,259
Issued as reinvestment of dividends and distributions	2,095	24,612	22,267	194,807
Redeemed	(192,165)	(2,067,004)	(170,892)	(1,510,488)

Net increase (decrease)	(149,279)	$(1,561,877)	(101,298)	$(899,422)

Class I:
Sold	5,046,661	$61,299,482	3,492,969	$30,128,071
Issued as reinvestment of dividends and distributions	95,096	1,096,863	480,458	4,212,897
Redeemed	(2,461,986)	(28,170,752)	(4,031,950)	(35,203,866)

Net increase (decrease)	2,679,771	$34,225,593	(58,523)	$(862,898)

Class R:
Sold	2,317	$27,180	1,243	$10,189
Issued as reinvestment of dividends and distributions	293	3,439	1,377	12,119
Redeemed	(1,131)	(13,847)	(1,116)	(9,838)

Net increase (decrease)	1,479	$16,772	1,504	$12,470

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended May 31, 2026		For the Year Ended November 30, 2025
	Shares	Amount	Shares	Amount

Class Z:
Sold	5,975	$65,923	4,268	$37,460
Issued as reinvestment of dividends and distributions	114	1,341	223	1,958
Redeemed	(6,026)	(73,337)	(529)	(4,395)

Net increase (decrease)	63	$(6,073)	3,962	$35,023

Note 7. Other Risks

Energy Sector Risk: The Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector has lagged the performance of other sectors or the broader market as a whole. Recent uncertainty in the energy markets has had an adverse effect on energy-related securities, and it is unclear when these markets may stabilize. In addition, there are several specific risks associated with investments in the energy sector, including the following: fluctuations in commodity prices; reduced volumes of energy commodities available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions that can limit growth potential; reduced demand for energy commodities;depletion of energy commodities; regulatory changes; rising interest rates; extreme weather or other natural disasters; and terrorism, war, sanctions, trade disruptions and other geopolitical risks.

Market Volatility Risk: The Fund’s strategy of focusing its investments in equity securities of energy and energy-related companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the energy and energy-related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of energy and energy-related companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.

Utilities Sector Risks: Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters and terrorist

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

attacks on the utility industry and its customers; increased competition; potential losses resulting from a changes in regulations; and liabilities for environmental damage and general civil liabilities.

Clean Energy Risk: Many clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints, technological difficulties, or public and regulatory opposition. Clean energy companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in the supply of and demand for clean energy products, changes in energy prices, and international political events may cause fluctuations in the performance of clean energy companies and the prices of their securities.

Renewable Companies Risk: Renewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors.

Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or exploration projects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).

Interest Rate Risk to Energy and Energy-Related Companies Risk: Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy and Energy-Related Companies to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of Energy and Energy-Related Companies. Rising interest rates may also impact the price of the securities of Energy and Energy-Related Companies as the yields on alternative investments increase.

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”) and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

MLP Risk: An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Counterparty Risk: Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

Liquidity Risk: Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the investment advisor believes it is desirable to do so.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

Cohen & Steers Future of Energy Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund’s Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the SEC.

Cohen & Steers Future of Energy Fund, Inc.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund’s may have to sell portfolio securities at a less than opportune time.

Cohen & Steers Future of Energy Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Future of Energy Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Future of Energy Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Future of Energy Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Nargis Hilal

Chief Compliance Officer and

Vice President

Benjamin Morton

Vice President

Tyler S. Rosenlicht

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Future of Energy Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Semi-Annual Financial Statements and

Additional Information May 31, 2026

Cohen & Steers

Future of Energy

Fund, Inc.

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

MLOAXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Chief Financial Officer)

Date: July 31, 2026